Non-controlling interest - Ownership Interest (Details) - USD ($)		12 Months Ended
	Nov. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022	Sep. 23, 2021	Jul. 28, 2021	Dec. 23, 2020
Greenbrook TMS Tampa LLC
Disclosure of subsidiaries [line items]
Ownership interest		80.00%
Greenbrook TMS Cleveland LLC
Disclosure of subsidiaries [line items]
Amount of noncontrolling interest acquired								$ 51,440
Greenbrook TMS Cleveland LLC | Class A units
Disclosure of subsidiaries [line items]
Ownership interest				88.24%
Greenbrook TMS Cleveland LLC | Class B units
Disclosure of subsidiaries [line items]
Ownership interest				85.73%
Greenbrook TMS Michigan LLC
Disclosure of subsidiaries [line items]
Amount of noncontrolling interest acquired						$ 60,000
Greenbrook TMS Michigan LLC | Class A units
Disclosure of subsidiaries [line items]
Ownership interest			100.00%
Greenbrook TMS Michigan LLC | Class B units
Disclosure of subsidiaries [line items]
Ownership interest			85.00%
Greenbrook TMS St. Louis LLC
Disclosure of subsidiaries [line items]
Ownership interest	20.00%		80.00%
Amount of noncontrolling interest acquired	$ 87,000						$ 208,411
TMS NeuroHealth Centers Rockville, LLC
Disclosure of subsidiaries [line items]
Ownership interest		100.00%
Amount of noncontrolling interest acquired					$ 500,000